UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Institutional High Yield Fund

Institutional Class (TRHYX)

This semi-annual shareholder report contains important information about Institutional High Yield Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional High Yield Fund - Institutional Class	$26	0.50%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$1,694,034
Number of Portfolio Holdings	427

Portfolio Turnover Rate	19.5%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.6%
Bank Loans	3.9
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.6
Preferred Stocks	0.6
Municipal Securities	0.5
Convertible Bonds	0.4
Common Stocks	0.2
Short-Term and Other	0.1

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.2%
Asurion	1.7
CCO Holdings	1.7
LifePoint Health	1.6
Cloud Software Group	1.6
HUB International	1.4
Navient	1.4
Jane Street Group	1.3
Vistra	1.2
Talen Energy Supply	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E137-053 1/26

Institutional High Yield Fund

Institutional Class (TRHYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
November 30, 2025
Institutional High Yield Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes

T. Rowe Price Institutional High Yield Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
. 6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.85 $ 7.71 $ 7.42 $ 7.94 $ 8.83 $ 8.23
Investment activities
Net investment income
(1)(2)
0.27 0.53 0.51 0.48 0.45 0.45
Net realized and unrealized gain/
loss 0.09 0.14 0.30 (0.49) (0.88) 0.61
Total from investment activities 0.36 0.67 0.81 (0.01) (0.43) 1.06
Distributions
Net investment income (0.27) (0.53) (0.52) (0.50) (0.46) (0.46)
Net realized gain – – – (0.01) – –
Total distributions (0.27) (0.53) (0.52) (0.51) (0.46) (0.46)
NET ASSET VALUE
End of period $ 7.94 $ 7.85 $ 7.71 $ 7.42 $ 7.94 $ 8.83
Ratios/Supplemental Data
Total return
(2)(3)
4.60% 8.96% 11.19% 0.05% (5.14)% 13.11%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net expenses after waivers/
payments by Price Associates 0.50%
(4)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 6.76%
(4)
6.82% 6.75% 6.46% 5.27% 5.21%
Portfolio turnover rate 19.5% 40.9% 38.4% 30.4% 45.6% 49.2%
Net assets, end of period (in
millions) $ 1,694 $ 1,643 $ 1,715 $ 1,612 $ 1,724 $ 1,962
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Institutional High Yield Fund
November 30, 2025 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed
Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,923 1,989
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 149 167
Total Asset-Backed Securities
(Cost $2,213) 2,156
BANK LOANS  3.9% (2)
Broadcasting  0.3%
E.W. Scripps, FRN, 1M TSFR +
3.35%, 7.423%, 11/30/29  2,139 2,082
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 13.762%, 10/11/29 (3) 448 448
Townsquare Media, FRN, 3M TSFR
+ 5.00%, 8.878%, 2/19/30  2,523 2,172
4,702
Cable Operators  0.3%
CSC Holdings, FRN, 3M USD PRIME
+ 1.50%, 8.50%, 4/15/27  2,748 2,441
Radiate Holdco, FRN, 1M TSFR +
3.50%, 9.03%, 9/25/29 (1.50% PIK
and 1M TSFR + 3.50% Cash) (4) 4,104 3,000
Radiate Holdco, FRN, 1M TSFR +
4.00%, 6/26/29 (5) 666 659
6,100
Financial  0.4%
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 8.752%, 5/6/32  6,109 6,175
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 9.166%,
10/6/28  810 810
6,985
Information Technology  1.1%
Central Parent, FRN, 3M TSFR +
3.25%, 7.252%, 7/6/29  1,672 1,386
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 8.666%, 11/22/32  5,831 5,860
Project Alpha Intermediate Holding,
FRN, 3M TSFR + 5.00%, 9.002%,
5/9/33  4,947 4,792
X, 9.50%, 10/26/29  6,520 6,458
18,496
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 14.803%, 3/11/30
(7.77% PIK and 1M TSFR + 3.00%
Cash) (4) 1,169 1,107
1,107
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 5.25%,
9.28%, 1/31/28  17,769 16,980
Par/Shares $ Value
(Amounts in 000s)
‡
Asurion, FRN, 1M TSFR + 5.25%,
9.28%, 1/20/29 (5) 11,974 11,191
28,171
Total Bank Loans (Cost $68,068) 65,561
COMMON STOCKS  0.2%
Gaming  0.0%
New Cotai Participation, Class B (1)
(3)(6) — —
—
Hospital Supplies/Hospital
Management  0.1%
Bausch + Lomb (3)(7) 148 2,397
2,397
Metals & Mining  0.1%
Constellium (3) 74 1,240
1,240
Total Common Stocks (Cost
$3,710) 3,637
CONVERTIBLE BONDS  0.4%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  1,745 1,924
1,924
Cable Operators  0.1%
Cable One, 1.125%, 3/15/28  1,960 1,608
1,608
Information Technology  0.2%
Snap, 0.125%, 3/1/28  2,985 2,690
2,690
Total Convertible Bonds (Cost
$6,108) 6,222
CONVERTIBLE PREFERRED STOCKS  0.6%
Aerospace & Defense  0.1%
Boeing, 6.00%, 10/15/27  36 2,265
2,265
Electric Utilities  0.2%
Southern, Series A, 7.125%,
12/15/28  51 2,595
2,595
Financial  0.1%
Ares Management, Series B, 6.75%,
10/1/27  43 2,112
2,112
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (3)(6)(8) 8 —
—

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Insurance  0.2%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $4,000 (3)(6)(8) 166 4,000
4,000
Total Convertible Preferred Stocks
(Cost $10,296) 10,972
CORPORATE BONDS  90.6%
Aerospace & Defense  2.3%
CACI International, 6.375%,
6/15/33 (1) 2,340 2,434
TransDigm, 6.00%, 1/15/33 (1) 2,635 2,691
TransDigm, 6.25%, 1/31/34 (1) 1,565 1,620
TransDigm, 6.375%, 5/31/33 (1) 4,095 4,192
TransDigm, 6.625%, 3/1/32 (1) 5,995 6,212
TransDigm, 6.75%, 1/31/34 (1) 5,120 5,338
TransDigm, 6.875%, 12/15/30 (1) 11,445 11,931
TransDigm, 7.125%, 12/1/31 (1) 4,674 4,896
39,314
Airlines  0.4%
United Airlines, 4.625%, 4/15/29 (1) 6,555 6,503
6,503
Automotive  3.5%
Adient Global Holdings, 8.25%,
4/15/31 (1)(7) 5,855 6,126
Advance Auto Parts, 7.00%,
8/1/30 (1) 4,865 4,960
Advance Auto Parts, 7.375%,
8/1/33 (1) 4,395 4,477
Belron U.K. Finance, 5.75%,
10/15/29 (1) 2,130 2,167
Benteler International, 7.25%,
6/15/31 (EUR)  815 1,011
Clarios Global, 6.75%, 9/15/32 (1) 5,155 5,310
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (1) 3,279 4,062
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 954
Nissan Motor, 7.50%, 7/17/30 (1) 1,675 1,747
Nissan Motor, 7.75%, 7/17/32 (1) 1,675 1,761
Nissan Motor, 8.125%, 7/17/35 (1) 2,905 3,070
Nissan Motor Acceptance, 6.125%,
9/30/30 (1) 3,415 3,385
Nissan Motor Acceptance, 7.05%,
9/15/28 (1) 1,550 1,598
Rivian Holdings, 10.00%, 1/15/31 (1)
(7) 13,940 13,243
Wand NewCo 3, 7.625%, 1/30/32 (1) 5,260 5,530
59,401
Beverages  0.1%
Primo Water Holdings, 6.25%,
4/1/29 (1) 2,005 2,010
2,010
Par/Shares $ Value
(Amounts in 000s)
‡
Broadcasting  5.0%
Clear Channel Outdoor Holdings,
7.125%, 2/15/31 (1) 2,215 2,298
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (1)(7) 3,470 3,426
Clear Channel Outdoor Holdings,
7.50%, 3/15/33 (1) 2,210 2,318
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (1)(7) 5,405 5,405
CMG Media, 8.875%, 6/18/29 (1)(7) 5,135 4,236
E.W. Scripps, 9.875%, 8/15/30 (1) 4,355 4,371
Gray Media, 5.375%, 11/15/31 (1) 2,736 2,059
Gray Media, 9.625%, 7/15/32 (1)(7) 4,175 4,311
iHeartCommunications, 9.125%,
5/1/29 (1) 3,640 3,349
Lamar Media, 4.00%, 2/15/30  463 446
Lamar Media, 4.875%, 1/15/29  4,212 4,186
Neptune Bidco U.S., 9.29%,
4/15/29 (1) 7,889 7,830
Neptune Bidco U.S., 10.375%,
5/15/31 (1) 5,080 5,131
Outfront Media Capital, 7.375%,
2/15/31 (1) 850 899
Sirius XM Radio, 4.00%, 7/15/28 (1) 5,655 5,492
Stagwell Global, 5.625%, 8/15/29 (1) 6,100 5,917
Univision Communications, 8.50%,
7/31/31 (1) 8,035 8,286
Univision Communications, 9.375%,
8/1/32 (1) 4,761 5,047
Warnermedia Holdings, 4.279%,
3/15/32 (7) 2,925 2,676
Warnermedia Holdings, 5.05%,
3/15/42  8,035 6,408
84,091
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (1) 4,415 4,459
Howard Hughes, 4.125%, 2/1/29 (1) 4,335 4,183
Howard Hughes, 4.375%, 2/1/31 (1) 2,325 2,203
Howard Hughes, 5.375%, 8/1/28 (1) 3,705 3,691
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP)  2,140 2,839
17,375
Building Products  2.1%
Advanced Drainage Systems,
6.375%, 6/15/30 (1) 3,765 3,822
Builders FirstSource, 6.375%,
6/15/32 (1) 1,581 1,642
Builders FirstSource, 6.375%,
3/1/34 (1) 2,570 2,667
Builders FirstSource, 6.75%,
5/15/35 (1) 1,710 1,806
CP Atlas Buyer, 9.75%, 7/15/30 (1) 815 823
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (1) 4,275 4,355
New Enterprise Stone & Lime,
5.25%, 7/15/28 (1) 3,790 3,762

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Quikrete Holdings, 6.375%,
3/1/32 (1) 8,280 8,611
Quikrete Holdings, 6.75%, 3/1/33 (1) 8,196 8,544
36,032
Cable Operators  5.9%
C&W Senior Finance, 9.00%,
1/15/33 (1) 2,780 2,892
CCO Holdings, 4.50%, 6/1/33 (1) 9,180 8,067
CCO Holdings, 4.75%, 2/1/32 (1) 3,095 2,840
CCO Holdings, 6.375%, 9/1/29 (1) 6,713 6,797
CCO Holdings, 7.375%, 3/1/31 (1) 10,045 10,246
Charter Communications Operating,
6.484%, 10/23/45  9,055 8,633
CSC Holdings, 6.50%, 2/1/29 (1) 3,810 2,381
CSC Holdings, 7.50%, 4/1/28 (1) 4,730 2,838
CSC Holdings, 11.25%, 5/15/28 (1) 2,450 1,899
CSC Holdings, 11.75%, 1/31/29 (1) 6,070 4,249
Directv Financing, 10.00%,
2/15/31 (1) 6,915 6,863
DISH DBS, 5.25%, 12/1/26 (1) 2,575 2,514
DISH DBS, 5.75%, 12/1/28 (1) 6,827 6,571
DISH DBS, 7.375%, 7/1/28  2,820 2,623
DISH Network, 11.75%, 11/15/27 (1) 2,765 2,889
EchoStar, 10.75%, 11/30/29  10,975 12,100
Midcontinent Communications,
8.00%, 8/15/32 (1) 3,480 3,489
Sable International Finance, 7.125%,
10/15/32 (1) 5,200 5,256
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (1) 7,845 7,173
100,320
Chemicals  2.9%
Avient, 6.25%, 11/1/31 (1) 1,755 1,781
Avient, 7.125%, 8/1/30 (1) 6,193 6,371
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (1) 1,925 2,031
Celanese U.S. Holdings, 7.05%,
11/15/30  1,560 1,617
Celanese U.S. Holdings, 7.20%,
11/15/33  7,650 7,975
CVR Partners, 6.125%, 6/15/28 (1) 7,854 7,824
GPD, 12.50%, 12/31/29, (10.125%-
12.50% Cash or up to 2.375%
PIK) (1)(4) 1,409 770
Methanex, 5.25%, 12/15/29  1,585 1,583
Methanex, 5.65%, 12/1/44  1,310 1,145
Methanex U.S. Operations, 6.25%,
3/15/32 (1) 2,000 2,045
Qnity Electronics, 5.75%, 8/15/32 (1) 2,840 2,918
Qnity Electronics, 6.25%, 8/15/33 (1) 1,220 1,260
Windsor Holdings III, 8.50%,
6/15/30 (1) 6,250 6,562
WR Grace Holdings, 5.625%,
8/15/29 (1) 3,665 3,445
WR Grace Holdings, 7.375%,
3/1/31 (1) 1,711 1,739
49,066
Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Products  0.5%
Newell Brands, 6.375%, 5/15/30 (7) 3,110 2,978
Newell Brands, 8.50%, 6/1/28 (1) 3,819 3,967
Under Armour, 7.25%, 7/15/30 (1) 1,650 1,641
8,586
Container  0.4%
Graham Packaging, 7.125%,
8/15/28 (1) 853 843
Sealed Air, 5.00%, 4/15/29 (1) 1,535 1,543
Sealed Air, 6.125%, 2/1/28 (1) 1,740 1,766
Trident TPI Holdings, 12.75%,
12/31/28 (1) 1,605 1,613
Trivium Packaging Finance, 8.25%,
7/15/30 (1) 1,295 1,365
7,130
Energy  12.4%
Aethon III, 10.077%, 1/10/27,
Acquisition Date: 9/5/25,
Cost $3,806 (6)(8) 3,830 3,801
Aethon United BR, 7.50%,
10/1/29 (1) 4,068 4,226
AmeriGas Partners, 9.375%,
6/1/28 (1) 2,472 2,565
AmeriGas Partners, 9.50%,
6/1/30 (1) 2,295 2,421
Breakwater Energy Holdings, 9.25%,
11/15/30 (1) 3,400 3,522
Civitas Resources, 8.375%,
7/1/28 (1) 1,625 1,674
Civitas Resources, 8.625%,
11/1/30 (1) 4,590 4,797
Civitas Resources, 8.75%, 7/1/31 (1) 2,400 2,490
Civitas Resources, 9.625%,
6/15/33 (1) 3,280 3,534
Comstock Resources, 5.875%,
1/15/30 (1) 3,400 3,290
Comstock Resources, 6.75%,
3/1/29 (1) 5,910 5,880
Crescent Energy Finance, 7.375%,
1/15/33 (1) 8,763 8,303
Crescent Energy Finance, 7.625%,
4/1/32 (1) 6,890 6,701
Crescent Energy Finance, 9.25%,
2/15/28 (1) 2,241 2,308
Gulfport Energy Operating, 6.75%,
9/1/29 (1) 2,955 3,051
Hilcorp Energy I, 6.00%, 2/1/31 (1) 2,505 2,358
Hilcorp Energy I, 6.25%, 4/15/32 (1) 2,596 2,434
Hilcorp Energy I, 7.25%, 2/15/35 (1) 7,690 7,306
Hilcorp Energy I, 8.375%, 11/1/33 (1) 6,365 6,524
Kinetik Holdings, 5.875%, 6/15/30 (1) 7,825 7,864
Magnolia Oil & Gas Operating,
6.875%, 12/1/32 (1) 3,505 3,588
Matador Resources, 6.50%,
4/15/32 (1) 2,330 2,359
NGL Energy Operating, 8.125%,
2/15/29 (1) 1,895 1,949

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NGL Energy Operating, 8.375%,
2/15/32 (1) 7,755 8,017
Permian Resources Operating,
6.25%, 2/1/33 (1) 3,040 3,105
Permian Resources Operating,
7.00%, 1/15/32 (1) 3,080 3,207
Permian Resources Operating,
9.875%, 7/15/31 (1) 1,993 2,147
Range Resources, 4.75%,
2/15/30 (1) 1,710 1,680
Range Resources, 8.25%, 1/15/29  1,480 1,508
Seadrill Finance, 8.375%, 8/1/30 (1) 5,747 5,934
South Bow Canadian Infrastructure
Holdings, VR, 7.50%, 3/1/55 (9) 3,225 3,418
South Bow Canadian Infrastructure
Holdings, VR, 7.625%, 3/1/55 (9) 420 435
Sunoco, 7.00%, 5/1/29 (1) 1,585 1,646
Sunoco, 7.25%, 5/1/32 (1) 5,788 6,099
Sunoco, VR, 7.875% (1)(9)(10) 7,570 7,702
Tallgrass Energy Partners, 6.00%,
12/31/30 (1) 4,205 4,189
Tallgrass Energy Partners, 6.00%,
9/1/31 (1) 4,065 4,009
Tallgrass Energy Partners, 7.375%,
2/15/29 (1) 3,440 3,552
Transocean Aquila, 8.00%,
9/30/28 (1) 1,218 1,249
Transocean International, 6.80%,
3/15/38  1,010 901
Transocean International, 7.875%,
10/15/32 (1) 1,900 1,974
Transocean International, 8.25%,
5/15/29 (1) 1,420 1,438
Transocean International, 8.50%,
5/15/31 (1) 1,685 1,698
Transocean International, 8.75%,
2/15/30 (1) 7,001 7,289
Valaris, 8.375%, 4/30/30 (1) 2,410 2,506
Venture Global LNG, 9.50%,
2/1/29 (1) 3,935 4,147
Venture Global LNG, 9.875%,
2/1/32 (1) 2,825 2,938
Venture Global LNG, VR, 9.00% (1)
(9)(10) 14,100 12,003
Venture Global Plaquemines LNG,
6.50%, 1/15/34 (1) 5,810 5,984
Venture Global Plaquemines LNG,
6.75%, 1/15/36 (1) 5,530 5,751
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (1) 1,420 1,544
Venture Global Plaquemines LNG,
7.75%, 5/1/35 (1) 3,680 4,094
Vermilion Energy, 6.875%, 5/1/30 (1) 3,550 3,475
WBI Operating, 6.25%, 10/15/30 (1) 1,700 1,702
WBI Operating, 6.50%, 10/15/33 (1) 1,700 1,700
209,986
Entertainment & Leisure  3.1%
Carnival, 6.125%, 2/15/33 (1) 3,260 3,346
Par/Shares $ Value
(Amounts in 000s)
‡
Churchill Downs, 5.75%, 4/1/30 (1) 3,135 3,143
Cinemark USA, 5.25%, 7/15/28 (1) 3,440 3,427
Cinemark USA, 7.00%, 8/1/32 (1) 5,160 5,367
Motion Finco, 8.375%, 2/15/32 (1) 2,805 2,412
NCL, 6.25%, 9/15/33 (1) 3,310 3,260
NCL, 6.75%, 2/1/32 (1) 3,535 3,584
NCL, 7.75%, 2/15/29 (1) 3,545 3,758
NCL Finance, 6.125%, 3/15/28 (1) 1,355 1,382
Royal Caribbean Cruises, 6.00%,
2/1/33 (1) 3,535 3,632
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (1) 6,275 6,055
Six Flags Entertainment, 5.25%,
7/15/29  3,611 3,340
Six Flags Entertainment, 6.625%,
5/1/32 (1) 1,820 1,811
Six Flags Entertainment, 7.25%,
5/15/31 (1)(7) 7,940 7,543
52,060
Financial  10.9%
Acrisure, 7.50%, 11/6/30 (1) 5,970 6,209
Acrisure, 8.25%, 2/1/29 (1) 2,715 2,827
Acrisure, 8.50%, 6/15/29 (1) 4,305 4,477
Alliant Holdings Intermediate,
5.875%, 11/1/29 (1) 2,115 2,083
Alliant Holdings Intermediate, 7.00%,
1/15/31 (1) 10,078 10,481
Alliant Holdings Intermediate,
7.375%, 10/1/32 (1)(7) 4,340 4,465
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (1)(7) 3,845 3,725
Blackstone Mortgage Trust, 7.75%,
12/1/29 (1) 1,030 1,079
Cobra AcquisitionCo, 6.375%,
11/1/29 (1) 3,525 3,054
Cobra AcquisitionCo, 12.25%,
11/1/29 (1) 1,910 1,924
Focus Financial Partners, 6.75%,
9/15/31 (1) 2,558 2,635
HUB International, 5.625%,
12/1/29 (1) 4,465 4,454
HUB International, 7.25%, 6/15/30 (1) 12,760 13,334
HUB International, 7.375%,
1/31/32 (1) 6,125 6,362
Jane Street Group, 6.125%,
11/1/32 (1) 7,515 7,647
Jane Street Group, 6.75%, 5/1/33 (1) 8,375 8,731
Jane Street Group, 7.125%,
4/30/31 (1) 5,731 6,025
Jerrold Finco, 7.50%, 6/15/31
(GBP) (1) 1,200 1,611
Jones Deslauriers Insurance
Management, 6.875%, 10/1/33 (1) 2,555 2,491
Jones Deslauriers Insurance
Management, 7.25%, 10/1/33
(CAD) (1) 1,990 1,424
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 4,600 4,813

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (1) 3,145 2,941
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1) 8,720 8,600
Navient, 5.625%, 8/1/33  8,702 7,810
Navient, 7.875%, 6/15/32 (7) 3,275 3,373
Navient, 9.375%, 7/25/30  7,525 8,277
Navient, 11.50%, 3/15/31  3,930 4,367
OneMain Finance, 6.125%, 5/15/30  1,635 1,657
OneMain Finance, 7.125%, 11/15/31  2,580 2,677
OneMain Finance, 7.50%, 5/15/31  4,770 5,008
Panther Escrow Issuer, 7.125%,
6/1/31 (1) 8,370 8,663
PennyMac Financial Services,
6.875%, 2/15/33 (1) 2,418 2,524
PennyMac Financial Services,
7.125%, 11/15/30 (1) 4,230 4,426
PennyMac Financial Services,
7.875%, 12/15/29 (1) 3,752 3,986
PROG Holdings, 6.00%, 11/15/29 (1) 5,195 5,104
Rocket, 6.125%, 8/1/30 (1) 2,280 2,363
Rocket, 6.375%, 8/1/33 (1) 2,365 2,477
Ryan Specialty, 5.875%, 8/1/32 (1) 1,615 1,639
USI, 7.50%, 1/15/32 (1) 2,980 3,095
UWM Holdings, 6.25%, 3/15/31 (1) 3,135 3,139
UWM Holdings, 6.625%, 2/1/30 (1) 3,495 3,539
185,516
Food  0.8%
Chobani, 7.625%, 7/1/29 (1) 3,260 3,390
Chobani Holdco II, 8.75%, 10/1/29,
(8.75% Cash or 9.5% PIK) (1)(4) 2,114 2,210
Darling Ingredients, 6.00%,
6/15/30 (1) 4,070 4,116
Post Holdings, 6.25%, 2/15/32 (1) 2,020 2,081
TreeHouse Foods, 4.00%, 9/1/28 (7) 1,815 1,806
13,603
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1) 2,645 2,642
Graphic Packaging International,
3.75%, 2/1/30 (1)(7) 2,330 2,187
4,829
Gaming  2.2%
Caesars Entertainment, 6.50%,
2/15/32 (1) 2,285 2,316
Caesars Entertainment, 7.00%,
2/15/30 (1) 3,185 3,301
Churchill Downs, 6.75%, 5/1/31 (1) 4,290 4,408
Light & Wonder International, 6.25%,
10/1/33 (1) 2,320 2,337
Light & Wonder International, 7.25%,
11/15/29 (1) 7,395 7,571
Light & Wonder International, 7.50%,
9/1/31 (1) 1,555 1,631
Midwest Gaming Borrower, 4.875%,
5/1/29 (1) 3,130 3,044
Ontario Gaming GTA, 8.00%,
8/1/30 (1) 1,675 1,637
Par/Shares $ Value
(Amounts in 000s)
‡
Playtika Holding, 4.25%, 3/15/29 (1) 2,905 2,629
Rivers Enterprise Lender, 6.25%,
10/15/30 (1) 1,655 1,672
Scientific Games Holdings, 6.625%,
3/1/30 (1) 1,710 1,496
Voyager Parent, 9.25%, 7/1/32 (1) 4,870 5,150
37,192
Health Care  7.8%
1261229 B.C., 10.00%, 4/15/32 (1) 9,860 10,180
Amneal Pharmaceuticals, 6.875%,
8/1/32 (1) 1,260 1,329
AthenaHealth Group, 6.50%,
2/15/30 (1) 7,740 7,643
Bausch + Lomb, 8.375%, 10/1/28 (1) 3,105 3,237
CHS, 6.125%, 4/1/30 (1) 2,760 2,291
CHS, 10.875%, 1/15/32 (1) 5,975 6,431
Concentra Health Services, 6.875%,
7/15/32 (1) 1,690 1,768
DaVita, 6.875%, 9/1/32 (1) 5,140 5,333
IQVIA, 6.25%, 6/1/32 (1) 4,930 5,146
LifePoint Health, 5.375%, 1/15/29 (1)
(7) 3,376 3,266
LifePoint Health, 9.875%, 8/15/30 (1) 2,377 2,552
LifePoint Health, 10.00%, 6/1/32 (1)
(7) 8,984 9,478
LifePoint Health, 11.00%,
10/15/30 (1) 10,880 11,941
Medline Borrower, 5.25%, 10/1/29 (1) 4,990 4,984
Medline Borrower, 6.25%, 4/1/29 (1) 9,050 9,310
Molina Healthcare, 4.375%,
6/15/28 (1) 795 773
Molina Healthcare, 6.25%,
1/15/33 (1) 1,745 1,743
Molina Healthcare, 6.50%,
2/15/31 (1) 3,030 3,087
MPT Operating Partnership, 8.50%,
2/15/32 (1) 2,815 2,963
Opal Bidco, 6.50%, 3/31/32 (1) 6,210 6,357
Organon, 4.125%, 4/30/28 (1) 1,755 1,705
Organon, 5.125%, 4/30/31 (1) 6,315 5,249
Star Parent, 9.00%, 10/1/30 (1) 3,317 3,541
Tenet Healthcare, 6.00%,
11/15/33 (1) 2,290 2,364
Tenet Healthcare, 6.125%, 10/1/28  6,570 6,578
Tenet Healthcare, 6.125%, 6/15/30  6,325 6,444
Tenet Healthcare, 6.75%, 5/15/31  2,515 2,616
Tenet Healthcare, 6.875%, 11/15/31  1,195 1,298
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,658
132,265
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%,
9/30/32  1,605 1,561
1,561
Information Technology  5.9%
Capstone Borrower, 8.00%,
6/15/30 (1) 4,840 4,919

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Carvana, 9.00%, 6/1/31, (14.00%
PIK until 8/15/25 then 9.00% Cash to
maturity) (1)(4) 11,088 12,474
Central Parent, 7.25%, 6/15/29 (1) 1,400 1,155
Cloud Software Group, 8.25%,
6/30/32 (1) 4,185 4,415
Cloud Software Group, 9.00%,
9/30/29 (1) 22,050 22,767
Dye & Durham, 8.625%, 4/15/29 (1) 4,619 4,232
Entegris, 5.95%, 6/15/30 (1) 8,170 8,323
Gen Digital, 7.125%, 9/30/30 (1) 4,845 4,996
Match Group Holdings II, 3.625%,
10/1/31 (1) 3,100 2,829
Match Group Holdings II, 4.125%,
8/1/30 (1) 5,690 5,377
Match Group Holdings II, 4.625%,
6/1/28 (1) 1,885 1,862
Match Group Holdings II, 5.625%,
2/15/29 (1) 970 970
Match Group Holdings II, 6.125%,
9/15/33 (1) 3,635 3,671
McAfee, 7.375%, 2/15/30 (1) 9,920 8,655
SS&C Technologies, 6.50%,
6/1/32 (1) 2,265 2,350
Twilio, 3.625%, 3/15/29  1,650 1,590
Twilio, 3.875%, 3/15/31  2,945 2,801
Wolfspeed, 13.875%, 6/23/30,
(9.875% Cash and 4.00% PIK) (1)(4) 3,237 3,536
X.AI, 12.50%, 6/30/30  2,640 2,772
99,694
Lodging  1.0%
Hilton Domestic Operating, 4.00%,
5/1/31 (1) 3,890 3,720
Hilton Domestic Operating, 5.875%,
3/15/33 (1)(7) 2,345 2,412
Hilton Domestic Operating, 6.125%,
4/1/32 (1) 1,855 1,925
Park Intermediate Holdings, 5.875%,
10/1/28 (1) 1,850 1,845
Park Intermediate Holdings, 7.00%,
2/1/30 (1) 1,250 1,280
RHP Hotel Properties, 4.50%,
2/15/29 (1) 3,775 3,704
RHP Hotel Properties, 6.50%,
6/15/33 (1) 2,400 2,496
17,382
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (1) 1,245 1,301
Enpro, 6.125%, 6/1/33 (1) 2,465 2,539
Madison IAQ, 4.125%, 6/30/28 (1) 3,845 3,754
Madison IAQ, 5.875%, 6/30/29 (1) 4,405 4,350
Mueller Water Products, 4.00%,
6/15/29 (1) 4,755 4,600
Sensata Technologies, 4.00%,
4/15/29 (1) 2,771 2,695
Sensata Technologies, 5.875%,
9/1/30 (1) 3,655 3,689
Par/Shares $ Value
(Amounts in 000s)
‡
Stevens Holding, 6.125%, 10/1/26 (1) 1,670 1,653
24,581
Metals & Mining  1.8%
Arsenal AIC Parent, 8.00%,
10/1/30 (1) 5,050 5,347
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,185 3,495
ATI, 7.25%, 8/15/30  1,450 1,530
Champion Iron Canada, 7.875%,
7/15/32 (1) 1,635 1,717
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 2,745 2,834
Cleveland-Cliffs, 7.50%, 9/15/31 (1) 2,675 2,789
Constellium, 6.375%, 8/15/32 (1) 1,765 1,813
Hecla Mining, 7.25%, 2/15/28  3,997 4,012
Hudbay Minerals, 6.125%, 4/1/29 (1) 3,365 3,407
Mineral Resources, 7.00%, 4/1/31 (1) 1,550 1,606
Novelis, 4.75%, 1/30/30 (1) 1,830 1,757
30,307
Other Telecommunications  2.8%
Cipher Compute, 7.125%,
11/15/30 (1) 4,409 4,464
Cogent Communications Group,
7.00%, 6/15/27 (1) 2,520 2,492
Frontier Communications Holdings,
6.00%, 1/15/30 (1) 4,705 4,764
Frontier Communications Holdings,
8.75%, 5/15/30 (1) 3,260 3,398
Iliad Holding, 8.50%, 4/15/31 (1) 795 853
Level 3 Financing, 4.00%, 4/15/31 (1)
(7) 5,525 4,862
Level 3 Financing, 6.875%,
6/30/33 (1) 4,830 4,926
Level 3 Financing, 7.00%, 3/31/34 (1) 10,145 10,398
Windstream Services, 7.50%,
10/15/33 (1) 3,385 3,453
WULF Compute, 7.75%, 10/15/30 (1) 6,570 6,792
Zayo Group Holdings, 9.25%, 3/9/30,
(5.75% Cash and up to 0.5% PIK) (1)
(4) 1,184 1,092
47,494
Printing & Publishing  0.2%
Getty Images, 10.50%, 11/15/30 (1) 2,820 2,841
2,841
Real Estate Investment Trust
Securities  1.5%
Global Net Lease, 4.50%, 9/30/28 (1) 5,930 5,782
Service Properties Trust, 8.625%,
11/15/31 (1) 9,640 10,134
Service Properties Trust, 8.875%,
6/15/32  6,305 6,068
Service Properties Trust, Zero
Coupon, 9/30/27 (1) 3,320 2,951
24,935
Restaurants  0.4%
Yum! Brands, 5.35%, 11/1/43  1,825 1,777
Yum! Brands, 6.875%, 11/15/37  4,210 4,668
6,445

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Retail  1.4%
Bath & Body Works, 6.625%,
10/1/30 (1) 4,625 4,694
Bath & Body Works, 7.50%, 6/15/29  2,060 2,096
CVS Health, VR, 7.00%, 3/10/55 (9) 9,520 9,936
PetSmart, 7.50%, 9/15/32 (1) 4,210 4,247
Victra Holdings, 8.75%, 9/15/29 (1)
(7) 2,470 2,609
23,582
Satellites  0.2%
Connect Finco, 9.00%, 9/15/29 (1) 3,620 3,833
3,833
Services  5.6%
Albion Financing 1, 7.00%,
5/21/30 (1) 4,820 5,001
Allied Universal Holdco, 6.875%,
6/15/30 (1) 3,300 3,399
Allied Universal Holdco, 7.875%,
2/15/31 (1) 6,192 6,502
Avis Budget Car Rental, 8.00%,
2/15/31 (1)(7) 2,275 2,321
Avis Budget Car Rental, 8.25%,
1/15/30 (1)(7) 2,515 2,590
Axon Enterprise, 6.125%, 3/15/30 (1) 1,400 1,445
Axon Enterprise, 6.25%, 3/15/33 (1) 1,045 1,084
Boost Newco Borrower, 7.50%,
1/15/31 (1) 9,751 10,348
EG Global Finance, 12.00%,
11/30/28 (1) 4,700 5,112
Fortress Intermediate 3, 7.50%,
6/1/31 (1) 2,910 3,019
Herc Holdings, 7.00%, 6/15/30 (1) 2,870 3,006
RB Global Holdings, 6.75%,
3/15/28 (1) 1,685 1,721
RB Global Holdings, 7.75%,
3/15/31 (1) 2,285 2,391
Sabre Financial Borrower, 11.125%,
6/15/29 (1) 2,525 2,575
Sabre GLBL, 10.75%, 11/15/29 (1) 5,368 4,724
Sabre GLBL, 11.125%, 7/15/30 (1) 1,235 1,064
Shift4 Payments, 5.50%, 5/15/33
(EUR) (1) 2,215 2,653
Shift4 Payments, 6.75%, 8/15/32 (1) 1,745 1,810
Staples, 10.75%, 9/1/29 (1) 1,860 1,827
TK Elevator U.S. Newco, 5.25%,
7/15/27 (1) 4,780 4,768
UKG, 6.875%, 2/1/31 (1) 16,260 16,748
United Rentals North America,
3.75%, 1/15/32  1,585 1,484
United Rentals North America,
3.875%, 2/15/31  3,315 3,162
United Rentals North America,
6.125%, 3/15/34 (1) 1,685 1,763
Williams Scotsman, 6.625%,
6/15/29 (1) 1,625 1,678
Williams Scotsman, 7.375%,
10/1/31 (1) 1,906 1,985
94,180
Par/Shares $ Value
(Amounts in 000s)
‡
Supermarkets  0.2%
Iceland Bondco, 10.875%, 12/15/27
(GBP) (1) 493 689
Iceland Bondco, FRN, 3M EURIBOR
+ 5.50%, 7.564%, 12/15/27 (EUR) (1) 555 649
Performance Food Group, 6.125%,
9/15/32 (1) 2,720 2,792
4,130
Transportation  0.4%
Genesee & Wyoming, 6.25%,
4/15/32 (1) 2,790 2,860
Watco, 7.125%, 8/1/32 (1) 2,980 3,114
5,974
Utilities  5.6%
AES, VR, 6.95%, 7/15/55 (9) 1,135 1,098
AES, VR, 7.60%, 1/15/55 (9) 545 553
Alpha Generation, 6.75%,
10/15/32 (1) 2,935 3,016
Edison International, Series A, VR,
5.375% (9)(10) 150 149
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  3,815 3,901
HA Sustainable Infrastructure Capital,
VR, 8.00%, 6/1/56 (9) 2,270 2,310
HAT Holdings I, 8.00%, 6/15/27 (1) 3,346 3,471
NRG Energy, 6.00%, 1/15/36 (1) 3,415 3,458
NRG Energy, 6.25%, 11/1/34 (1) 1,555 1,598
NRG Energy, VR, 10.25% (1)(9)(10) 3,090 3,372
PG&E, VR, 7.375%, 3/15/55 (9) 3,793 3,926
Talen Energy Supply, 6.25%,
2/1/34 (1) 4,255 4,335
Talen Energy Supply, 6.50%,
2/1/36 (1) 4,255 4,388
Talen Energy Supply, 8.625%,
6/1/30 (1) 11,214 11,873
TerraForm Power Operating, 5.00%,
1/31/28 (1) 4,956 4,937
TransAlta, 7.75%, 11/15/29  1,185 1,228
Vistra, VR, 7.00% (1)(9)(10) 1,752 1,772
Vistra, VR, 8.00% (1)(9)(10) 10,300 10,480
Vistra, Series C, VR, 8.875% (1)(9)
(10) 7,960 8,776
Vistra Operations, 7.75%,
10/15/31 (1) 8,150 8,629
XPLR Infrastructure Operating
Partners, 7.25%, 1/15/29 (1) 1,405 1,436
XPLR Infrastructure Operating
Partners, 7.75%, 4/15/34 (1) 4,240 4,303
XPLR Infrastructure Operating
Partners, 8.375%, 1/15/31 (1)(7) 3,410 3,568
XPLR Infrastructure Operating
Partners, 8.625%, 3/15/33 (1) 1,650 1,726
94,303

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wireless Communications  0.5%
Rogers Communications, VR, 7.00%,
4/15/55 (9) 7,990 8,280
8,280
Total Corporate Bonds (Cost
$1,513,516) 1,534,801
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (11) 12,570 8,045
Total Municipal Securities (Cost
$6,915) 8,045
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $10,136 (3)(6)(8) 10 10,335
Total Preferred Stocks (Cost
$10,136) 10,335
Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  1.4%
Money Market Funds  1.4%
T. Rowe Price Government Reserve
Fund, 4.02% (12)(13) 24,046 24,046
Total Short-Term Investments
(Cost $24,046) 24,046
SECURITIES LENDING COLLATERAL  3.1%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 3.1%
Money Market Funds 3.1%
T. Rowe Price Treasury Reserve
Fund, 3.99% (12)(13) 51,773 51,773
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 51,773
Total Securities Lending Collateral
(Cost $51,773) 51,773
Total Investments in Securities
101.4% of Net Assets
(Cost $1,696,781) $ 1,717,548
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,346,909 and represents 79.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Non-income producing
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) All or a portion of this loan is unsettled as of November 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) See Note 2. Level 3 in fair value hierarchy.
(7) See Note 4 . All or a portion of this security is on loan at November 30, 2025.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $18,136 and represents 1.1% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.

T. ROWE PRICE Institutional High Yield Fund

.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 128 16 10 6
JPMorgan Chase, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 127 16 10 6
Total Bilateral Credit Default Swaps, Protection Sold 20 12
Total Bilateral Swaps 20 12
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit: Whirlpool), Pay 1.00% Quarterly, Receive upon credit default, 12/20/30 2,520 165 147 18
Total Centrally Cleared Credit Default Swaps, Protection Bought 18
Total Centrally Cleared Swaps 18
Net payments (receipts) of variation margin to date (20)
Variation margin receivable (payable) on centrally cleared swaps $ (2)
*
Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then
Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 2/20/26 EUR 638 USD 744 $ —
Citibank 1/23/26 USD 5,285 GBP 3,949 58
JPMorgan Chase 1/23/26 GBP 102 USD 134 1
JPMorgan Chase 2/20/26 EUR 974 USD 1,132 3
Morgan Stanley 2/20/26 USD 1,042 EUR 894 —
Standard Chartered 1/26/26 USD 1,429 CAD 1,990 1
Toronto-Dominion Bank 2/20/26 USD 10,345 EUR 8,874 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 67

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.02% $ — $ — $ 484++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 484+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government Reserve Fund, 4.02% $ 109,839  ¤  ¤ $ 24,046
T. Rowe Price Treasury Reserve Fund, 3.99% —  ¤  ¤ 51,773
Total $ 75,819^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $484 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $75,819.

T. ROWE PRICE Institutional High Yield Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,696,781) $ 1,717,548
Interest receivable 30,144
Receivable for investment securities sold 4,197
Cash 1,286
Receivable for shares sold 406
Cash deposits on centrally cleared swaps 101
Unrealized gain on forward currency exchange contracts 67
Bilateral swap premiums paid 20
Unrealized gain on bilateral swaps 12
Foreign currency (cost $1) 1
Other assets 25
Total assets 1,753,807
Liabilities
Obligation to return securities lending collateral 51,773
Payable for investment securities purchased 6,520
Investment management and administrative fees payable 741
Payable for shares redeemed 414
Variation margin payable on centrally cleared swaps 2
Other liabilities 323
Total liabilities 59,773
NET ASSETS $ 1,694,034
Net Assets Consist of:
Total distributable earnings (loss) $ (306,210)
Paid-in capital applicable to 213,398,895 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 2,000,244
NET ASSETS $ 1,694,034
NET ASSET VALUE PER SHARE $ 7.94

T. Rowe Price Institutional High Yield Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 59,786
Dividend 1,177
Securities lending 197
Other 3
Total income 61,163
Expenses
Investment management and administrative expense 4,209
Miscellaneous 13
Total expenses 4,222
Net investment income 56,941
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (371)
Swaps (7)
Forward currency exchange contracts (449)
Foreign currency transactions (1)
Net realized loss (828)
Change in net unrealized gain / loss
Securities 19,919
Swaps 30
Forward currency exchange contracts 275
Other assets and liabilities denominated in foreign currencies (71)
Change in net unrealized gain / loss 20,153
Net realized and unrealized gain / loss 19,325
INCREASE IN NET ASSETS FROM OPERATIONS
$ 76,266

T. Rowe Price Institutional High Yield Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 56,941 $ 118,096
Net realized loss (828) (23,037)
Change in net unrealized gain / loss 20,153 51,216
Increase in net assets from operations 76,266 146,275
Distributions to shareholders
Net earnings (56,863) (118,129)
Capital share transactions
*
Shares sold 70,581 173,099
Distributions reinvested 54,420 113,212
Shares redeemed (93,324) (386,327)
Increase (decrease) in net assets from capital share transactions 31,677 (100,016)
Net Assets
Increase (decrease) during period 51,080 (71,870)
Beginning of period 1,642,954 1,714,824
End of period $ 1,694,034 $ 1,642,954
*Share information (000s)
Shares sold 8,889 22,063
Distributions reinvested 6,845 14,425
Shares redeemed (11,750) (49,519)
Increase (decrease) in shares outstanding 3,984 (13,031)

T. Rowe Price Institutional High Yield Fund
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such
currencies
against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Institutional High Yield Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s

T. Rowe Price Institutional High Yield Fund

length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the six months ended November 30, 2025. Gain (loss)
reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at
November 30, 2025, totaled $21,000 for the six months ended November 30, 2025. During the six months, transfers out of
Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 81,984 $ — $ 81,984
Common Stocks 3,637 — — 3,637
Convertible Preferred Stocks 6,972 — 4,000 10,972
Corporate Bonds — 1,531,000 3,801 1,534,801
Preferred Stocks — — 10,335 10,335
Short-Term Investments 24,046 — — 24,046
Securities Lending Collateral 51,773 — — 51,773
Total Securities 86,428 1,612,984 18,136 1,717,548
Swaps* — 50 — 50
Forward Currency Exchange Contracts — 67 — 67
Total $ 86,428 $ 1,613,101 $ 18,136 $ 1,717,665
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Transfer
Out of
Level 3
Ending
Balance
11/30/25
Investment in Securities
Bank Loans $ 2,313 $ — $ — $ (2,313) $ —
Convertible Preferred Stocks 4,000 — — — 4,000
Corporate Bonds — — 3,801 — 3,801
Preferred Stocks 10,310 25 — — 10,335
Total $ 16,623 $ 25 $ 3,801 $ (2,313) $ 18,136

T. Rowe Price Institutional High Yield Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of November 30, 2025, and the related location on the accompanying Statement of Assets and
Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Foreign exchange derivatives Forwards $ 67
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 50
*
Total $ 117
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (449) $ — $ (449)
Credit derivatives — (7) (7)
Total $ (449) $ (7) $ (456)

T. Rowe Price Institutional High Yield Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements (ISDAs), with a Credit Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $20,000 cash. As of November 30,
2025, cash of $101,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ 275 $ — $ 275
Credit derivatives — 30 30
Total $ 275 $ 30 $ 305

T. Rowe Price Institutional High Yield Fund

Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $255,000 (0.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. Rowe Price Institutional High Yield Fund

During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment-grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the
Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and

T. Rowe Price Institutional High Yield Fund

the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was $49,215,000; the aggregate value of collateral was $51,781,000 and consisted of cash collateral and related investments of $51,773,000 and U.S. government securities of $8,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $341,256,000 and $319,487,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had $334,054,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was
$1,697,210,000. Net unrealized gain aggregated $20,686,000 at period-end, of which $44,639,000 related to appreciated investments and $23,953,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an annual all-inclusive fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2025, approximately 24% of the fund's outstanding shares were held by Price
Funds and accounts.

T. Rowe Price Institutional High Yield Fund

The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E137-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026